Annual Total Returns[BarChart] - The Hartford Balanced Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.70%	12.82%	11.82%	7.65%	(0.45%)	11.16%	11.50%	(5.05%)	18.98%	7.52%